Shareholder Fees - FidelitySAIUSTreasuryBondIndexFund-PRO	Apr. 29, 2025 USD ($)
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none